Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 20, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 20, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012

MidCap Value Fund III (Prospectus Summary): | MidCap Value Fund III
MIDCAP VALUE FUND III

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

MIDCAP VALUE FUND III

Under the Annual Fund Operating Expense table, delete the first footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.69% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
MidCap Value Fund III (Prospectus Summary): | MidCap Value Fund III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP VALUE FUND III
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

MIDCAP VALUE FUND III

Under the Annual Fund Operating Expense table, delete the first footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.69% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

MidCap Value Fund III | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVUIX

SmallCap Blend Fund (Prospectus Summary): | SmallCap Blend Fund
SMALLCAP BLEND FUND

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

SMALLCAP BLEND FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
SmallCap Blend Fund (Prospectus Summary): | SmallCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP BLEND FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

SMALLCAP BLEND FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

SmallCap Blend Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSLIX

Principal LifeTime 2015 Fund (Prospectus Summary): | Principal LifeTime 2015 Fund
PRINCIPAL LIFETIME 2015 FUND

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2015 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)      Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses,  through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime 2015 Fund (Prospectus Summary): | Principal LifeTime 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2015 FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2015 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)      Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses,  through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2015 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTINX

Principal LifeTime 2025 Fund (Prospectus Summary): | Principal LifeTime 2025 Fund
PRINCIPAL LIFETIME 2025 FUND

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2025 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)      Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime 2025 Fund (Prospectus Summary): | Principal LifeTime 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2025 FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2025 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)      Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2025 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSTX

Principal LifeTime 2035 Fund (Prospectus Summary): | Principal LifeTime 2035 Fund
PRINCIPAL LIFETIME 2035 FUND

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2035 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)      Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime 2035 Fund (Prospectus Summary): | Principal LifeTime 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2035 FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2035 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)      Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2035 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTIUX

Principal LifeTime 2045 Fund (Prospectus Summary): | Principal LifeTime 2045 Fund
PRINCIPAL LIFETIME 2045 FUND

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2045 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)      Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime 2045 Fund (Prospectus Summary): | Principal LifeTime 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2045 FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2045 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)      Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2045 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRIX

Principal LifeTime 2055 Fund (Prospectus Summary): | Principal LifeTime 2055 Fund
PRINCIPAL LIFETIME 2055 FUND

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2055 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime 2055 Fund (Prospectus Summary): | Principal LifeTime 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2055 FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2055 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1) Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund���s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2055 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFIX